Financial risk management and fair value estimates (Details 1) - Operations Center in Argentina [Member]	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Gearing ratio	30.63%	29.09%
Debt ratio	27.11%	25.29%